OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Receivables and Prepayments [Abstract]
Disclosure of detailed information for prepayments and other receivables text block [Table Text Block]
	2022	2021
	US$’000	US$’000
Current Assets:

Deposit	269	809
Prepayments	4,026	2,051
Voyages in progress	17,085	15,076
Other receivables	3,686	3,869
Loan receivables	-	613
Due from joint ventures	-	6
	25,066	22,424
Non-current Assets:
Prepayments	860	380
	25,926	22,804